SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock Repurchased and Retired During Period, Shares			3,593,721	1,348,865	2,772,811
Payments for Repurchase of Common Stock			$ 466,302	$ 127,017	$ 231,873
Subsequent Event Type [Member]
Stock Repurchased and Retired During Period, Shares	868,026
Payments for Repurchase of Common Stock	$ 200,000
Subsequent Event Type [Member] | Authorized in 2025 [Member]
Stock Repurchase Program, Authorized Amount		$ 200,000